Other receivables and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Other receivables and other payables [Abstract]
Schedule of other receivables

Figures in million – SA rand	2024	2023	2022
Right of recovery receivable	—	—	275
Rates and taxes receivable	94	74	93
Pre-paid royalties	296	310	322
Palladium hedge derivative asset	—	—	50
Other	257	165	139
Total other receivables	647	549	879
Reconciliation of the non-current and current portion of the other receivables:
Other receivables	647	549	879
Current portion of other receivables	(156)	(26)	(81)
Non-current portion of other receivables	491	523	798

Schedule of other payables

Figures in million – SA rand	2024	2023	2022
Deferred payment (Rustenburg operation acquisition)	—	—	3,518
Contingent consideration (Kroondal acquisition)	—	1,570	—
Right of recovery payable	—	—	34
Deferred/contingent consideration (Pandora acquisition)	—	44	128
Marikana dividend obligation	730	1,626	2,129
Keliber dividend obligation	388	1,147	—
Metals borrowings liability	855	—	—
NCI put liability	109	—	—
Gold and zinc hedge derivative liability	494	173	—
Other	873	862	582
Total other payables	3,449	5,422	6,391
Reconciliation of the non-current and current portion of the other receivables:
Other payables	3,449	5,422	6,391
Current portion of other payables	(1,634)	(2,015)	(3,891)
Non-current portion of other payables	1,815	3,407	2,500

Schedule of deferred payment/consideration	The deferred payment movement for the year is as follows:

Figures in million – SA rand	Notes	2024	2023	2022
Balance at the beginning of the year		—	3,518	6,920
Interest charge	5.2	—	85	266
Payment of deferred payment		—	(3,607)	(4,441)
Loss on revised estimated cash flows	7	—	4	773
Balance at end of the year		—	—	3,518
The Kroondal contingent consideration movement for the year is as follows:

Figures in million – SA rand	Note	2024	2023	2022
Balance at the beginning of the year		1,570	—	—
Contingent consideration on acquisition of subsidiary		—	1,433	—
Payment made		(1,174)	—	—
(Gain)/loss on revised estimated cash flows[1]	7	(396)	137	—
Balance at end of the year		—	1,570	—
1The total net (gain)/loss is made up of the fair value movement recognised on the contingent consideration in respect of the delivery of the agreed PSA ounces (gain of
R8 million (2023: R33 million)) and the agreed PSA ounces receivable (gain of R388 million (2023: loss of R170 million))
The Pandora deferred consideration movement for the year is as follows:

Figures in million – SA rand	Note	2024	2023	2022
Balance at the beginning of the year		44	128	400
Interest charge	5.2	—	3	18
Loss/(gain) on revised estimated cash flows		—	39	(112)
Payment made		(44)	(126)	(178)
Balance at end of the year		—	44	128

Schedule of movement in dividend obligation	The following table summarises the changes in the Marikana dividend obligation:

Figures in million – SA rand	Notes	2024	2023	2022
Balance at the beginning of the year		1,626	2,129	1,539
Interest — unwinding of amortised cost	5.2	188	236	165
(Gain)/loss on revised estimated cash flows[1]	7	(1,046)	(548)	650
Payments made		(38)	(191)	(225)
Balance at end of the year		730	1,626	2,129
1The gain on revised estimated cash flow in 2024 is primarily as a result of a decrease in the estimated future net cash flows over the life-of-mine as a result of the decrease in the long term 4E PGM basket price
The following table summarises the changes in the Keliber dividend obligation:

Figures in million – SA rand	Note	2024	2023	2022
Balance at the beginning of the year		1,147	—	—
Initial recognition of the Keliber dividend obligation		—	792	—
(Gain)/loss on revised estimated cash flows[1]	7	(811)	287	—
Interest — unwinding of amortised cost		109	52	—
Foreign currency translation reserve		(57)	16	—
Balance at end of the year		388	1,147	—
1The gain on revised estimated cash flow for the year ended 31 December 2024 is primarily as a result of a decrease in the long term lithium hydroxide price

Disclosure of information and assumptions used for measuring obligations	At 31 December 2024 the following assumptions were applied in measuring the Keliber dividend obligation:

		2024	2023	2022
Average lithium hydroxide price	US$/t	18,640	22,933	—
Real discount rate	%	9.83	9.83	—
Inflation rate	%	2.5	2.5	—
Life-of-mine	years	23	24	0

Schedule of metals borrowings liability	The following table summarises the changes in the metals borrowings liability:

Figures in million – SA rand	Note	2024	2023	2022
Balance at the beginning of the year		—	—	—
Initial recognition on acquisition of subsidiary	16.1	956	—	—
Cash advances received		4,337	—	—
Settlements through delivery of metals		(4,308)	—	—
Gain on commodity price movements		(136)	—	—
Foreign currency translation reserve		6	—	—
Balance at end of the year		855	—	—

Schedule of deferred/contingent payments made	The table below summarises the cash deferred/contingent payments made during the year on the obligations set out above:

Figures in million – SA rand	2024	2023	2022
Deferred payment (Rustenburg operation)	—	3,607	4,441
Deferred/contingent consideration (Pandora acquisition)	44	126	178
Contingent consideration (Kroondal acquisition)	292	—	—
Contingent consideration (SFA (Oxford) acquisition)	—	—	111
Total cash payments made	336	3,733	4,730
Payments in excess of the original fair value (operating cash flows)	44	3,733	4,545
Payments up to initial fair value (investing cash flows)	292	—	185